Consolidated Statements of Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 194,803	$ 112,519
Accounts and notes receivable, net	83,239	63,348
Other receivables	28,841	35,629
Inventories	48,915	44,641
Prepaid expenses and other current assets	87,643	110,808
Deferred income taxes	0	12,051
McDonald’s Corporation’s indemnification for contingencies	1,749	0
Total current assets	445,190	378,996
Non-current assets
Miscellaneous	89,661	62,524
Collateral deposits	5,325	5,325
Property and equipment, net	847,966	833,357
Net intangible assets and goodwill	43,044	49,486
Deferred income taxes	70,446	63,321
Derivative instruments	0	6,741
McDonald’s Corporation’s indemnification for contingencies	3,421	3,452
Total non-current assets	1,059,863	1,024,206
Total assets	1,505,053	1,403,202
Current liabilities
Accounts payable	217,914	187,685
Royalties payable to McDonald’s Corporation	17,585	14,834
Income taxes payable	38,912	28,581
Other taxes payable	73,681	69,006
Accrued payroll and other liabilities	144,442	93,112
Provision for contingencies	764	512
Interest payable	7,035	15,990
Short-term debt	0	2,500
Current portion of long-term debt	28,099	161,240
Derivative instruments	19,876	2,126
Deferred income taxes	0	1,728
Total current liabilities	548,308	577,314
Non-current liabilities
Accrued payroll and other liabilities	23,760	19,381
Provision for contingencies	17,348	20,066
Long-term debt, excluding current portion	551,580	491,327
Derivative instruments	10,615	0
Deferred income taxes	1,866	8,224
Total non-current liabilities	605,169	538,998
Total liabilities	1,153,477	1,116,312
Equity
Additional paid-in capital	13,788	12,606
Retained earnings	271,968	193,158
Accumulated other comprehensive losses	(441,649)	(424,263)
Total Arcos Dorados Holdings Inc. shareholders’ equity	350,991	286,273
Non-controlling interests in subsidiaries	585	617
Total equity	351,576	286,890
Total liabilities and equity	1,505,053	1,403,202
Class A Shares Of Common Stock [Member]
Equity
Common stock	373,969	371,857
Total equity	373,969	371,857
Class B Shares Of Common Stock [Member]
Equity
Common stock	132,915	132,915
Total equity	$ 132,915	$ 132,915